LOANS AND BORROWINGS - Long-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 3,605,255	¥ 1,873,829
Weighted average interest rates of long-term borrowings	7.05%	7.42%
Accounts receivable
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 553,287	¥ 347,142
Property and equipment, net
Loans and Borrowings
Assets to secure long-term loans and borrowings	2,299,109	1,513,446
Prepaid land use rights
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 752,859	¥ 13,241